Inventory Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
Inventories
Inventory Reserves, Balance at beginning of period	$ 23.4		$ 29.3		$ 27.8
Charged to profit	33.3		23.6		18.4
Utilized	(40.4)	[1]	(29.5)	[1]	(16.9)	[1]
Inventory Reserves, Balance at end of period	$ 16.3		$ 23.4		$ 29.3

[1]	Including the impact of foreign exchange translation between opening and closing balance sheet dates.